NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details
Provision for legal claims	$ 128	$ 128
Accrued administrative expenses (includes director fees in the amount of $8, for the years 2025 and 2024)	29	39
Other Accounts Payable and Accrued Liabilities	$ 157	$ 167